Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Jun. 30, 2022
Entity Registrant Name	THE UBS FUNDS
Entity Central Index Key	0000886244
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Oct. 28, 2022
Document Effective Date	Oct. 28, 2022
Prospectus Date	Oct. 28, 2022
UBS DYNAMIC ALPHA FUND | CLASS A
Prospectus:
Trading Symbol	BNAAX
UBS DYNAMIC ALPHA FUND | CLASS P
Prospectus:
Trading Symbol	BNAYX
UBS Emerging Markets Equity Opportunity Fund | CLASS A
Prospectus:
Trading Symbol	UEMAX
UBS Emerging Markets Equity Opportunity Fund | CLASS P
Prospectus:
Trading Symbol	UEMPX
UBS Engage For Impact Fund | Class P
Prospectus:
Trading Symbol	UEIPX
UBS GLOBAL ALLOCATION FUND | CLASS A
Prospectus:
Trading Symbol	BNGLX
UBS GLOBAL ALLOCATION FUND | CLASS P
Prospectus:
Trading Symbol	BPGLX
UBS International Sustainable Equity Fund | CLASS A
Prospectus:
Trading Symbol	BNIEX
UBS International Sustainable Equity Fund | CLASS P
Prospectus:
Trading Symbol	BNUEX
UBS U.S. SMALL CAP GROWTH FUND | CLASS A
Prospectus:
Trading Symbol	BNSCX
UBS U.S. SMALL CAP GROWTH FUND | CLASS P
Prospectus:
Trading Symbol	BISCX
UBS Multi Income Bond Fund | Class A
Prospectus:
Trading Symbol	UTBAX
UBS Multi Income Bond Fund | Class P
Prospectus:
Trading Symbol	UTBPX
UBS Sustainable Development Bank Bond Fund | Class A
Prospectus:
Trading Symbol	UDBAX
UBS Sustainable Development Bank Bond Fund | Class P
Prospectus:
Trading Symbol	UDBPX
Class P2 Prospectus | UBS Emerging Markets Equity Opportunity Fund | CLASS P2
Prospectus:
Trading Symbol	EMPTX
Class P2 Prospectus | UBS U.S. SMALL CAP GROWTH FUND | CLASS P2
Prospectus:
Trading Symbol	BIPTX
Class P2 Prospectus | UBS Multi Income Bond Fund | Class P2
Prospectus:
Trading Symbol	UTBTX
Class P2 Prospectus | UBS Sustainable Development Bank Bond Fund | Class P2
Prospectus:
Trading Symbol	UDBTX